Fair Value Measurement (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Fair Value, Recurring [Member]
Fair Value Measurement (Details) [Line Items]
Fair value convertible loans	¥ 14.3	$ 2.0	¥ 18.8	$ 2.7